Accounts Receivable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounts Receivable
2 2	ACCOUNTS RECEIVABLE

	December 31, 2021	December 31, 2020
	RMB	RMB
Accounts receivable	58,073	53,465
Less: Provision for impairment of receivables	(1,414)	(1,140)

	56,659	52,325

As of December 31, 2021, accounts receivable of the Group included derivative financial assets, which were generated by hedges, of RMB 3,913 (2020
:
 RMB 1,411).
The aging analysis of accounts receivable (net of impairment of accounts receivable) based on the invoice date (or date of revenue recognition, if earlier), at December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
	RMB	RMB
Within 1 year	55,446	51,641
Between 1 and 2 years	816	374
Between 2 and 3 years	194	209
Over 3 years	203	101

	56,659	52,325

The Group offers its customers credit terms up to 180
days.
Movements in the provision for impairment of accounts receivable are as follows:

	2021	2020	2019
	RMB	RMB	RMB
At beginning of the year	1,140	2,431	4,053
Provision for impairment of accounts receivable	396	426	226
Reversal of provision for impairment of accounts receivable	(110)	(76)	(1,604)
Receivables written off as uncollectible	(12)	(1,641)	(244)

At end of the year	1,414	1,140	2,431

The Group measures loss allowance for accounts receivable at an amount equal to lifetime ECLs. The ECLs were calculated by reference to the historical actual credit loss experience. The rates were considered the differences between economic conditions during the period over which the historical data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables. The Group performed the calculation of ECL rates by the operating segment and geography.

	Gross carrying amount	Impairment provision on individual basis	Impairment provision on provision matrix basis		Loss allowance
			Weighted- average loss rate	Impairment provision
December 31, 2021	RMB	RMB	%	RMB	RMB
Current (not past due)	53,098	—	0.1%	55	55
Within 1 year past due	3,153	26	1.6%	50	76
1 to 2 years past due	648	153	25.5%	126	279
2 to 3 years past due	329	67	45.0%	118	185
Over 3 years past due	845	352	94.7%	467	819

Total	58,073	598		816	1,414

	Gross carrying amount	Impairment provision on individual basis	Impairment provision on provision matrix basis		Loss allowance
			Weighted- average loss rate	Impairment provision
December 31, 2020	RMB	RMB	%	RMB	RMB
Current (not past due)	46,849	—	0.1%	34	34
Within 1 year past due	5,326	154	0.4%	19	173
1 to 2 years past due	386	65	6.9%	22	87
2 to 3 years past due	50	11	25.6%	10	21
Over 3 years past due	854	342	94.3%	483	825

Total	53,465	572		568	1,140